Provision for decommissioning costs	6 Months Ended
Jun. 30, 2021
Provision For Decommissioning Costs [Abstract]
Provision for decommissioning costs

15.	Provision for decommissioning costs
Non-current liabilities	Jan-Jun/2021	Jan-Dec/2020
Opening balance	18,780	17,460
Adjustment to provision	5	5,720
Transfers related to liabilities held for sale (*)	(358)	(519)
Payments made	(324)	(446)
Interest accrued	366	571
Others	(3)	15
Cumulative translation adjustment	706	(4,021)
Closing balance	19,172	18,780
(*)	In the first half of 2021, it includes transfers to held for sale mainly related to US$ 109 in the concessions of Peroá Group in Espírito Santo state, US$ 97 in Miranga Group in Bahia state and US$ 153 in Alagoas Group in Alagoas state. In 2020, it includes transfers to held for sale mainly related to US$ 301 in the concessions in Bahia state and US$204 in Rio Grande do Norte state (as set out in note 23 to these Interim Financial Statements and note 24 to the 2020 Annual Financial Statements, respectively).